Business segments	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Business segments
28.	Business segments
The Chief Operating Decision Maker (“CODM”) of IFS is the Chief Executive Officer (“CEO”). The Group presents three operating segments based on products and services, as follows:
Banking -
Mainly loans, credit facilities, deposits and current accounts.
Insurance -
It provides annuities and conventional life insurance products, as well as other retail insurance products.
Wealth management -
It provides brokerage and investment management services. Inteligo serves mainly Peruvian citizens.
The operating segments monitor the operating results of their business units separately for the purpose of making decisions on the distribution of resources and performance assessment. Segment performance is evaluated based on operating profit or loss and it is measured consistently with operating profit or loss in the consolidated financial statements.
Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.
No revenue from transactions with a single external customer or counterparty exceeded 10 percent of the Group’s total revenues in the years 2019 and 2018.

The following table presents the Group’s financial information by business segments for the years ended December 31, 2019, 2018 and 2017:

	2019
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	5,335,387	1,204,206	390,720	(138,525)	6,791,788
Inter-segment	(80,697)	—	(2,093)	82,790	—
Total income	5,254,690	1,204,206	388,627	(55,735)	6,791,788
Consolidated income statement data
Interest and similar income	4,073,998	612,549	167,974	(7,305)	4,847,216
Interest and similar expenses	(1,290,055)	(56,419)	(61,465)	42	(1,407,897)
Net interest and similar income	2,783,943	556,130	106,509	(7,263)	3,439,319
Impairment loss on loans, net of recoveries	(750,787)	—	(24)	—	(750,811)
(Loss) recovery due to impairment of financial investments	43	(6,170)	(663)	—	(6,790)
Net interest and similar income after impairment loss on loans	2,033,199	549,960	105,822	(7,263)	2,681,718
Fee income from financial services, net	827,064	(3,980)	164,312	(61,511)	925,885
Net gain on sale of financial investments	30,854	39,234	42,127	—	112,215
Net gain from derecognition of financial assets at amortized cost	8,474	—	—	—	8,474
Other income (**)	394,997	129,784	16,307	(69,698)	471,390
Total net premiums earned minus claims and benefits	—	(295,686)	—	(11)	(295,697)
Depreciation and amortization	(227,070)	(22,396)	(18,321)	5,772	(262,015)
Other expenses	(1,384,432)	(276,350)	(104,996)	49,479	(1,716,299)
Income before translation result and Income Tax	1,683,086	120,566	205,251	(83,232)	1,925,671
Translation result	(5,592)	9,826	1,423	12,113	17,770
Income Tax	(448,956)	—	(6,420)	(37,950)	(493,326)
Net profit for the year	1,228,538	130,392	200,254	(109,069)	1,450,115
Attributable to:
IFS’s shareholders	1,228,538	130,392	200,254	(117,926)	1,441,258
Non-controlling interest	—	—	—	8,857	8,857
	1,228,538	130,392	200,254	(109,069)	1,450,115

(*)	Corresponds to interest and similar income, other income and net premiums earned.
(**)
For the Banking Segment, the caption “Other income” for the year ended December 31, 2019, includes approximately S/52,580,000, before taxes, as gain on the sale of Interfondos to Inteligo Perú Holding S.A.C., which is eliminated in the accounting consolidation process, see Note 2(a). The net profit (after taxes) amounted to approximately S/32,422,000.

	2018
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	4,628,369	1,002,607	351,518	(49,500)	5,932,994
Inter-segment	(57,276)	—	12,226	45,050	—

Total income	4,571,093	1,002,607	363,744	(4,450)	5,932,994

Consolidated income statement data
Interest and similar income	3,559,112	610,990	154,090	(2,910)	4,321,282
Interest and similar expenses	(1,067,710)	(54,343)	(44,096)	(4,437)	(1,170,586)

Net interest and similar income	2,491,402	556,647	109,994	(7,347)	3,150,696

Impairment loss on loans, net of recoveries	(660,858)	—	786	—	(660,072)
(Loss) recovery due to impairment of financial investments	(63)	11,349	1,791	—	13,077

Net interest and similar income after impairment loss on loans	1,830,481	567,996	112,571	(7,347)	2,503,701

Fee income from financial services, net	759,518	(4,593)	164,184	(44,683)	874,426
Net gain on sale of financial investments	16,364	(30,684)	28,560	—	14,240
Other income	293,375	98,328	4,684	(1,907)	394,480
Total net premiums earned minus claims and benefits	—	(407,466)	—	—	(407,466)
Depreciation and amortization	(138,543)	(16,982)	(9,147)	(26)	(164,698)
Other expenses	(1,364,155)	(256,670)	(97,377)	45,419	(1,672,783)

Income before translation result and Income Tax	1,397,040	(50,071)	203,475	(8,544)	1,541,900
Translation result	(10,208)	(11,405)	(227)	(13,151)	(34,991)
Income Tax	(375,911)	—	(5,725)	(33,879)	(415,515)

Net profit for the year	1,010,921	(61,476)	197,523	(55,574)	1,091,394

Attributable to:
IFS’s shareholders	1,010,921	(61,476)	197,523	(62,688)	1,084,280
Non-controlling interest	—	—	—	7,114	7,114

	1,010,921	(61,476)	197,523	(55,574)	1,091,394

(*)	Corresponds to interest and similar income, other income and net premiums earned

	2017
	Banking	Insurance (**)	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	4,455,055	703,262	380,518	(103,260)	5,435,575
Inter-segment	(93,242)	(46)	(7,917)	101,205	—

Total income	4,361,813	703,216	372,601	(2,055)	5,435,575

Consolidated income statement data
Interest and similar income	3,346,238	334,753	151,785	(23,756)	3,809,020
Interest and similar expenses	(1,047,102)	(19,713)	(53,852)	778	(1,119,889)

Net interest and similar income	2,299,136	315,040	97,933	(22,978)	2,689,131

Impairment loss on loans, net of recoveries	(830,474)	—	2,539	—	(827,935)
(Loss) recovery due to impairment of financial investments	—	(5,496)	(15,263)	—	(20,759)

Net interest and similar income after impairment loss on loans	1,468,662	309,544	85,209	(22,978)	1,840,437

Fee income from financial services, net	740,519	(3,692)	152,028	(39,613)	849,242
Net gain on sale of financial investments	39,604	65,009	74,158	6,076	184,847
Gain on sale of IFS shares	25,220	—	9,764	(34,984)	—
Other income	303,474	47,843	(7,217)	(10,983)	333,117
Total net premiums earned minus claims and benefits	—	(152,927)	—	—	(152,927)
Depreciation and amortization	(127,431)	(9,656)	(8,068)	(7)	(145,162)
Other expenses	(1,271,804)	(217,164)	(103,640)	27,136	(1,565,472)

Income before translation result and Income Tax	1,178,244	38,957	202,234	(75,353)	1,344,082
Translation result	13,908	873	1,233	(116)	15,898
Income Tax	(298,641)	41	(4,296)	(23,630)	(326,526)

Net profit for the year	893,511	39,871	199,171	(99,099)	1,033,454

Attributable to:
IFS’s shareholders	893,511	39,960	199,171	(105,263)	1,027,379
Non-controlling interest	—	(89)	—	6,164	6,075

	893,511	39,871	199,171	(99,099)	1,033,454

(*)	Corresponds to interest and similar income, other income and net premiums earned.
(**)	For the year 2017, includes Interseguro and Seguros Sura.

	2019
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital expenditures (*)	195,177	69,643	6,769	—	271,589
Total assets	53,019,361	13,917,641	4,098,057	527,234	71,562,293
Total liabilities	46,676,473	12,943,718	3,244,210	(205,556)	62,658,845

	2018
	Banking	Insurance	Wealth management	Holding and Consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital expenditures (*)	176,082	70,333	9,718	41	256,174
Total assets	47,440,393	12,572,396	3,808,939	(77,319)	63,744,409
Total liabilities	41,986,416	11,795,308	2,996,179	(121,970)	56,655,933

(*)	It includes the purchase of property, furniture and equipment, intangible assets and investment properties.

(i)
The distribution of the Group’s total income based on the location of the customer and its assets, for the year ended December 31, 2019, is S/6,464,187,000 in Peru and S/327,601,000 in Panama (for the year ended December 31, 2018, it is S/5,624,597,000 in Peru and S/308,397,000 in Panama and for the year ended December 31, 2017, it is S/5,108,239,000 in Peru and S/342,461,000 in Panama). The distribution of the Group’s total assets based on the location of the customer and its assets, as of December 31, 2019 is S/67,623,222,000 in Peru and S/3,939,071,000 in Panama (for the year ended December 31, 2018, it is S/60,033,938,000 in Peru and S/3,710,471,000 in Panama).